Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
iShares High Yield Muni Income Active ETF | iShares High Yield Muni Income Active ETF
Prospectus [Line Items]
Annual Return [Percent]	6.83%	9.70%	(15.99%)